Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Growth Portfolio.
VGRO-PSTK-0925-112 1.797990.112	September 30, 2025
Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio
Investor Class
April 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Growth Portfolio.
VIPGRWT-INV-PSTK-0925-106 1.918646.106	September 30, 2025